Other Receivables, Net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Other Receivables, Net [Abstract]
Schedule of Other Receivables, Net

Other receivables, net included the following:

	March 31	September 30
	2024	2024
	HKD	HKD	US$
		(Unaudited)
Other receivables	$434,088	$994,778	$128,040
Less: Provision for credit losses	(729)	(57,135)	(7,354)
Total Other receivables, net	$433,359	$937,643	$120,686

Other receivables, net included the following:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Reimbursement receivables	$12,000	$-	$-
Other receivables	452,040	434,088	55,468
Less: Provision for credit losses	(151,916)	(729)	(93)
Total Other receivables, net	$312,124	$433,359	$55,375

Schedule of Movement Allowance for Credit Losses

The following table sets forth the movement of provisions for credit losses:

		September 30
	2023	2024
	HKD	HKD	US$
	(Unaudited)	(Unaudited)
Beginning balance, April 1	$151,916	$729	$94
(Recovery) addition	(59,106)	56,406	7,260
Charge-off	(37,343)	-	-
Ending balance, September 30	$55,467	$57,135	$7,354

The following table sets forth the movement of provision for credit losses:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Beginning balance	$80,997	$151,916	$19,412
Cumulative-effect adjustment of adoption of CECL	-	(125,657)	(16,057)
Addition	124,534	18,368	2,347
Write-off	(53,615)	(43,898)	(5,609)
Ending balance	$151,916	$729	$93